2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Summary Of Significant Accounting Policies Details
Shipping Costs	$ 149	$ 349
Research and Development Costs	$ 319	$ 557